Fair Value (Narrative) (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015	Jun. 30, 2015
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Loans held for sale	$ 2,812	$ 889
Unpaid principal balance of impairment loan at collateral	2,672	3,050
Valuation allowance	21	16
Credit Card Portfolio [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Loans held for sale			$ 175
Fair Value, Inputs, Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets measured at fair value on a nonrecurring basis	0	0
Liabilities measured at fair value on a nonrecurring basis	0	0
Fair Value, Inputs, Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets measured at fair value on a recurring basis	0	0
Liabilities measured at fair value on a recurring basis	0	0
Assets measured at fair value on a nonrecurring basis	0	0
Liabilities measured at fair value on a nonrecurring basis	0	0
Fair Value, Inputs, Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets measured at fair value on a recurring basis	0	0
Liabilities measured at fair value on a recurring basis	$ 0	$ 0